Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of detailed information about Inventories text block [Text Block]
	January 1,	December 31,	December 31,
	2017	2017	2018
	(in thousands)

Finished goods	$54,357	46,365	41,557
Work in process	57,076	54,084	77,159
Raw materials	38,273	34,220	43,028
Supplies	42	531	817
	$149,748	135,200	162,561